Share-based Compensation - Schedule of Restricted Stock Unit Activity (Details) - 2022 RSU Plan - Executive Awards - $ / shares shares in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	7
Vested (in shares)	(6)
Outstanding, ending of period (in shares)	1
Weighted Average Grant Date Fair Value Per RSU
Outstanding (in dollars per share)	$ 59.59	$ 47.34
Vested (in dollars per share)	$ 49.55